Equity Method Investments - Summary of Balance Sheet Information for the Company's Equity Method Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 210,375	$ 18,237	$ 65,863
Total assets	323,672	119,915	163,364
Current liabilities	27,394	55,443	100,300
Total liabilities	170,875	152,728	181,659
LeoStella And X-Bow [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	73,494	64,355	62,208
Non-current assets	6,305	7,468	11,319
Total assets	79,799	71,823	73,527
Current liabilities	59,139	57,040	24,222
Non-current liabilities	896	6,589	36,543
Total liabilities	$ 60,035	$ 63,629	$ 60,765